INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS, NET
Schedule of intangible assets

At December 31, 2016	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Technical know-how	1,431	(1,183)	248
Computer software	15,884	(7,710)	8,174

Total intangible assets, net	17,315	(8,893)	8,422

At December 31, 2015	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Power purchase agreements	71,770	(37)	71,733
Technical know-how	1,528	(1,164)	364
Computer software	14,226	(7,385)	6,841

Total intangible assets, net	87,524	(8,586)	78,938